Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Below we provide disclosure regarding executive compensation for our CEO and non-CEO
NEOs and our performance for the fiscal years listed below in accordance with the applicable SEC rules. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For the most recently completed fiscal year, we did not use any “financial performance measures” as defined in the applicable SEC rules to l ink co
mpensation paid to our NEOs to our performance. Accordingly, we have omitted the “company selected measure” and the tabular list of financial performance measures described in the applicable SEC rules.
The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
Non-CEO
NEOs” have been calculated in a manner consistent with the applicable SEC rules. Use of the term “compensation actually paid” (CAP) is required by the SEC’s rules, and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Fiscal Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (in thousands)
					TSR ($)	Peer Group TSR ($) (4)
2022	20,991,685	(77,933,918)	20,448,128	5,762,267	30.40	101.45	(498,005)
2021	18,133,692	(51,681,097)	5,005,742	(7,130,167)	170.43	194.17	242,385
2020	15,363,568	222,680,143	4,194,073	41,724,637	247.96	138.87	(17,507)

(1)
The CEO in each year was Anthony Wood. The
non-CEO
NEOs in 2022 were Steve Louden, Charles Collier, Gidon Katz, and Mustafa Ozgen. The
non-CEO
NEOs in 2021 and 2020 were Steve Louden, St
ephen H
. Kay, Mustafa Ozgen, and Scott Rosenberg.

(2)	To determine the CAP to our CEO, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for CEO	20,991,685	18,133,692	15,363,568
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(19,775,041)	(16,917,387)	(14,122,763)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	6,900,189	6,035,966	52,724,467
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(58,312,566)	(69,472,019)	158,286,976
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,732,858	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(30,471,043)	10,538,650	10,427,895
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid to CEO	(77,933,918)	(51,681,097)	222,680,143

(3)	To determine the average CAP to our non-CEO NEOs, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-CEO NEOs	20,448,128	5,005,742	4,194,073
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(18,676,467)	(4,270,687)	(3,456,374)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	11,948,736	1,812,690	12,999,355
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(5,741,438)	11,647,173	25,810,598
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,067,751	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,284,443)	1,969,261	2,176,985
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	5,762,267	(7,130,167)	41,724,637

(4)
Roku’s TSR and the Peer Group TSR reflected in these columns for each fiscal year is calculated based on a fixed investment on December 31, 2019 of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
For 2022, the Peer Group TSR reflects the cumulative TSR for our custom peer group used for purposes of the performance graph included in our Annual Report on Form
10-K
filed with the SEC on February 16, 2023, consisting of Alphabet, Inc., Fox Corp, fuboTV, Inc., Interpublic Group of Companies, Inc., LiveRamp Holdings, Inc., Magnite, Inc., Meta Platforms, Inc., Netflix, Inc., Paramount Global, Pinterest, Inc., Pubmatic, Inc., Snap, Inc., Tradedesk Financial Corp, Vizio Holding Corp, Walt Disney Co., and Warner Bros. Discovery, Inc. For 2021 and 2020, the Peer Group TSR reflects the cumulative TSR for our custom peer group used for purposes of the performance graphs included in our Annual Reports on Form
10-K
filed with the SEC on February 18, 2022 and February 26, 2021, consisting of Alphabet, Inc., Logitech International S.A., Meta Platforms, Inc., Netflix, Inc., Snap, Inc., Twitter, Inc., Yelp, Inc., and Zillow Group, Inc.

Named Executive Officers, Footnote [Text Block]
The CEO in each year was Anthony Wood. The
non-CEO
NEOs in 2022 were Steve Louden, Charles Collier, Gidon Katz, and Mustafa Ozgen. The
non-CEO
NEOs in 2021 and 2020 were Steve Louden, St
ephen H
. Kay, Mustafa Ozgen, and Scott Rosenberg.

Peer Group Issuers, Footnote [Text Block]	Roku’s TSR and the Peer Group TSR reflected in these columns for each fiscal year is calculated based on a fixed investment on December 31, 2019 of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
For 2022, the Peer Group TSR reflects the cumulative TSR for our custom peer group used for purposes of the performance graph included in our Annual Report on Form
10-K
filed with the SEC on February 16, 2023, consisting of Alphabet, Inc., Fox Corp, fuboTV, Inc., Interpublic Group of Companies, Inc., LiveRamp Holdings, Inc., Magnite, Inc., Meta Platforms, Inc., Netflix, Inc., Paramount Global, Pinterest, Inc., Pubmatic, Inc., Snap, Inc., Tradedesk Financial Corp, Vizio Holding Corp, Walt Disney Co., and Warner Bros. Discovery, Inc. For 2021 and 2020, the Peer Group TSR reflects the cumulative TSR for our custom peer group used for purposes of the performance graphs included in our Annual Reports on Form
10-K
	filed with the SEC on February 18, 2022 and February 26, 2021, consisting of Alphabet, Inc., Logitech International S.A., Meta Platforms, Inc., Netflix, Inc., Snap, Inc., Twitter, Inc., Yelp, Inc., and Zillow Group, Inc.
PEO Total Compensation Amount	$ 20,991,685	$ 18,133,692	$ 15,363,568
PEO Actually Paid Compensation Amount	$ (77,933,918)	(51,681,097)	222,680,143
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	To determine the CAP to our CEO, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for CEO	20,991,685	18,133,692	15,363,568
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(19,775,041)	(16,917,387)	(14,122,763)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	6,900,189	6,035,966	52,724,467
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(58,312,566)	(69,472,019)	158,286,976
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,732,858	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(30,471,043)	10,538,650	10,427,895
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid to CEO	(77,933,918)	(51,681,097)	222,680,143

Non-PEO NEO Average Total Compensation Amount	$ 20,448,128	5,005,742	4,194,073
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,762,267	(7,130,167)	41,724,637
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	To determine the average CAP to our non-CEO NEOs, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-CEO NEOs	20,448,128	5,005,742	4,194,073
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(18,676,467)	(4,270,687)	(3,456,374)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	11,948,736	1,812,690	12,999,355
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(5,741,438)	11,647,173	25,810,598
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,067,751	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(3,284,443)	1,969,261	2,176,985
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	5,762,267	(7,130,167)	41,724,637

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 30.4	170.43	247.96
Peer Group Total Shareholder Return Amount	101.45	194.17	138.87
Net Income (Loss)	$ (498,005,000)	242,385,000	(17,507,000)
PEO Name	Anthony Wood
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,775,041)	(16,917,387)	(14,122,763)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,900,189	6,035,966	52,724,467
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(58,312,566)	(69,472,019)	158,286,976
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,732,858	0	0
PEO [Member] | Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,471,043)	10,538,650	10,427,895
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,676,467)	(4,270,687)	(3,456,374)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,948,736	1,812,690	12,999,355
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,741,438)	11,647,173	25,810,598
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,067,751	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,284,443)	1,969,261	2,176,985
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0